Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2025 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	28,428	Ps.	(10,402)	Ps.	18,026

Liabilities for assets in lease long term		96,782		(18,898)		77,884
Total liabilities for leased assets	Ps.	125,210	Ps.	(29,300)	Ps.	95,910